Long-Term Debt (Details 1) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2024	$ 50,058	$ 71,426
2025	52,934	77,226
2026	50,982	82,237
2027	49,561	73,963
2028	27,963	55,305
Thereafter	129,991	150,318
Total	$ 361,489	$ 510,475	$ 2,127,464